Income taxes - Reconciliation of Deferred Tax Assets (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Other assets	$ 320		$ 153
Deferred income taxes	$ (214)	$ (231)	(215)
Net deferred tax asset		$ 89
Net deferred tax liability			$ (62)